Investment Portfolio
(UNAUDITED) | 01.31.2023
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.7%	Shares	Value
Aerospace & defense - 1.2%
Kratos Defense & Security Solutions, Inc.*	307,712	$3,523,302
Air freight & logistics - 1.7%
Forward Air Corp.	45,748	4,933,922
Auto components - 2.4%
Patrick Industries, Inc.	54,156	3,843,451
Stoneridge, Inc.*	126,124	3,110,218
Automobiles - 1.3%
Thor Industries, Inc.	38,380	3,658,765
Banks - 1.1%
Hilltop Holdings, Inc.	93,341	3,052,251
Biotechnology - 6.7%
Coherus Biosciences, Inc.*	304,696	2,583,822
Eagle Pharmaceuticals, Inc.*	65,128	2,210,444
Halozyme Therapeutics, Inc.*	131,547	6,810,188
Insmed, Inc.*	147,788	3,181,876
Vericel Corp.*	157,700	4,332,019
Capital markets - 3.3%
Cohen & Steers, Inc.	71,359	5,242,746
PJT Partners, Inc., Class A	51,029	4,083,851
Chemicals - 1.7%
Balchem Corp.	36,698	4,793,860
Commercial services & supplies - 1.2%
Aris Water Solution, Inc., Class A	213,533	3,307,626
Construction & engineering - 1.6%
Dycom Industries, Inc.*	49,413	4,712,518
Diversified consumer services - 1.3%
OneSpaWorld Holdings Ltd.*	348,221	3,659,803
Electrical equipment - 2.4%
TPI Composites, Inc.*	146,294	1,909,137
Vicor Corp.*	72,698	5,047,422
Electronic equipment, instruments & components - 7.2%
Advanced Energy Industries, Inc.	42,635	3,953,970
Coherent Corp.*	86,812	3,767,641
ePlus, Inc.*	76,440	3,805,183
Fabrinet*	40,138	5,284,569
Plexus Corp.*	39,297	3,772,119
Energy equipment & services - 1.3%
Core Laboratories N.V.	141,926	3,633,306
Equity real estate investment trusts (REITs) - 2.2%
CareTrust REIT, Inc.	189,153	3,919,250
UMH Properties, Inc.	134,193	2,404,739
Food & staples retailing - 2.1%
Performance Food Group Co.*	97,793	5,996,667
Health care equipment & supplies - 5.9%
ICU Medical, Inc.*	21,070	4,071,356
Integer Holdings Corp.*	50,786	3,342,227
LeMaitre Vascular, Inc.	93,256	4,399,818
Omnicell, Inc.*	52,913	2,935,084
Varex Imaging Corp.*	95,167	2,045,139
Health care providers & services - 7.4%
AdaptHealth Corp.*	195,237	4,183,929
AMN Healthcare Services, Inc.*	57,577	5,518,180
HealthEquity, Inc.*	83,044	5,053,227
ModivCare, Inc.*	28,732	3,081,794
U.S. Physical Therapy, Inc.	31,844	3,157,333
Hotels, restaurants & leisure - 2.7%
Cracker Barrel Old Country Store, Inc.	23,389	2,609,745
Lindblad Expeditions Holdings, Inc.*	156,106	1,857,661
The Cheesecake Factory, Inc.	81,676	3,205,783
Household durables - 3.4%
Installed Building Products, Inc.	51,231	5,640,021
LGI Homes, Inc.*	35,689	4,063,192
Interactive media & services - 1.6%
Ziff Davis, Inc.*	50,356	4,505,855
IT services - 2.4%
I3 Verticals, Inc., Class A*	160,462	4,640,561
TTEC Holdings, Inc.	42,641	2,167,868
Life sciences tools & services - 3.0%
Medpace Holdings, Inc.*	31,476	6,958,399
NeoGenomics, Inc.*	123,907	1,472,015
Machinery - 3.5%
Albany International Corp., Class A	47,589	5,337,106
Chart Industries, Inc.*	34,821	4,665,318
Media - 1.0%
Magnite, Inc.*	238,200	2,877,456
Metals & mining - 1.2%
Materion Corp.	37,409	3,376,162
Oil, gas & consumable fuels - 1.9%
Excelerate Energy, Inc., Class A	116,147	2,706,225
Kimbell Royalty Partners LP	162,194	2,642,140
Pharmaceuticals - 3.0%
Pacira BioSciences, Inc.*	68,666	2,696,514
Supernus Pharmaceuticals, Inc.*	142,299	5,835,682
Professional services - 2.2%
Insperity, Inc.	56,016	6,192,569
Semiconductors & semiconductor equipment - 7.9%
Ambarella, Inc.*	55,348	4,972,464
Credo Technology Group Holding Ltd.*	290,629	5,036,601
Impinj, Inc.*	47,614	6,179,345
Power Integrations, Inc.	47,518	4,090,825
Ultra Clean Holdings, Inc.*	65,408	2,200,979
Software - 7.1%
Box, Inc., Class A*	175,820	5,624,482
Envestnet, Inc.*	50,868	3,306,420
Qualys, Inc.*	32,723	3,774,925
The Descartes Systems Group, Inc.*	59,687	4,358,345
Verint Systems, Inc.*	81,468	3,093,340
Specialty retail - 1.1%
Monro, Inc.	59,077	3,007,019
Textiles, apparel & luxury goods - 0.7%
G-III Apparel Group Ltd.*	124,366	2,104,273
Thrifts & mortgage finance - 1.7%
Axos Financial, Inc.*	98,902	4,759,164
Trading companies & distributors - 3.3%
Applied Industrial Technologies, Inc.	46,492	6,658,119
Global Industrial Co.	107,493	2,825,991
Total common stocks (cost $186,625,289)		283,765,316
Total investment portfolio (cost $186,625,289) - 99.7%		283,765,316
Other assets in excess of liabilities - 0.3%		743,237
Total net assets - 100.0%		$284,508,553

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.